Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 82,709	$ 11,880	¥ 205,604
Accounts receivable, net	2,979	428	6,485
Prepayments and other current assets	18,774	2,697	5,924
Total current assets	104,462	15,005	218,013
Non-current assets:
Property, equipment and leasehold improvement, net	32,387	4,652	17,195
Intangible assets, net	1,701	244	1,451
Other non-current assets	2,133	306
Total non-current assets	36,221	5,202	18,646
TOTAL ASSETS	140,683	20,207	236,659
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of RMB76.7 million and RMB72.2 million as of December 31, 2018 and 2019, respectively)	72,299	10,385	76,715
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiary of RMB10.7 million and RMB14.4 million as of December 31, 2018 and 2019, respectively)	14,530	2,087	10,668
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the primary beneficiary of RMB38.3 million and RMB66.8 million as of December 31, 2018 and 2019, respectively)	68,935	9,902	39,521
Other tax payable (including other tax payable of the consolidated VIEs without recourse to the primary beneficiary of RMB4.9 million and RMB2.6 million as of December 31, 2018 and 2019, respectively)	2,631	377	4,884
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB23.9 million and RMB32.1 million as of December 31, 2018 and 2019, respectively)	33,729	4,845	24,026
Total current liabilities	192,124	27,596	155,814
TOTAL LIABILITIES	192,124	27,596	155,814
Commitments and contingencies (Note 16)
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	1,946,990	279,668	1,006,804
SHAREHOLDERS' DEFICIT:
Ordinary shares (US$0.0001 par value, 930,963,910 shares authorized as of December 31, 2018 and, 2019, respectively, 260,000,000 issued and outstanding as of December 31, 2018 and 285,428,430 shares issued and 260,000,000 shares outstanding as of December 31, 2019, respectively)	189	27	171
Treasury stock	(18)	(3)
Accumulated deficit	(2,003,031)	(287,717)	(929,888)
Accumulated other comprehensive income	4,429	636	3,758
TOTAL SHAREHOLDERS' DEFICIT:	(1,998,431)	(287,057)	(925,959)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	140,683	20,207	236,659
Series A Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	344,876	49,538	164,733
Series B Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	400,476	57,525	195,422
Series C Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	485,302	69,709	249,150
Series C1 Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	117,973	16,946	60,433
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	92,966	13,354	49,539
Series D Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	438,439	62,978	250,098
Series D1 Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	¥ 66,958	$ 9,618	¥ 37,429